UNIT-BASED COMPENSATION - Schedule of Weighted Average Assumptions Used (Details) - Employee Stock Option	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		1.50%
Expected volatility of common units		44.80%
Expected dividend yield	0.00%	0.00%
Expected life of options (in years)		5 years